Other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Other current assets.
Schedule of other current assets
	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Deferred charges	567	663
Accrued income	236	165
Total other current assets	803	828